SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets By Segment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets
Accounts receivable, net	$ 2,193,224	$ 1,645,518
Prepayments and other current assets, net	226,172,562	26,966,209
Receivable for bitcoin collateral, net	416,733,018	84,536,567
Non-current assets:
Mining machines, net	357,168,857	242,806,713
TOTAL ASSETS	1,122,329,529	817,779,699
Reconciliations to total assets
Cash and cash equivalents	117,792,694	90,431,392	$ 91,897,215
Deferred tax assets	2,269,174
TOTAL ASSETS	1,122,329,529	$ 817,779,699
Operating Segment
Current assets
Accounts receivable, net	2,193,224
Prepayments and other current assets, net	226,172,562
Receivable for bitcoin collateral, net	416,733,018
Non-current assets:
Mining machines, net	357,168,857
TOTAL ASSETS	1,002,267,661
Reconciliations to total assets
TOTAL ASSETS	1,002,267,661
Reconciliations
Reconciliations to total assets
Cash and cash equivalents	117,792,694
Deferred tax assets	2,269,174
Bitcoin Mining Business | Operating Segment
Current assets
Accounts receivable, net	2,193,224
Prepayments and other current assets, net	224,945,238
Receivable for bitcoin collateral, net	416,733,018
Non-current assets:
Mining machines, net	357,168,857
TOTAL ASSETS	1,001,040,337
Reconciliations to total assets
TOTAL ASSETS	1,001,040,337
International Automobile Trading Business | Operating Segment
Current assets
Prepayments and other current assets, net	1,227,324
Non-current assets:
TOTAL ASSETS	1,227,324
Reconciliations to total assets
TOTAL ASSETS	$ 1,227,324